Capital Stock	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Shareholders' Equity/Capital Stock [Abstract]
Capital stock
6.	Capital stock

Xinhua Subscription

The Company entered into a subscription agreement (“Zhongtou Subscription Agreement”) with Zhongtou Huifeng Investment Management (Beijing) Co. Ltd. (“Zhongtou”) on April 24, 2015, whereby the Company agreed to sell an aggregate of 4,084,500 shares of the Company’s Common Stock at a per share price of $2.00 for gross proceeds of $8,190,000 (approximately RMB50,000,000) and to issue to Zhongtou for no additional consideration a warrant (the “Warrant”) to purchase in the aggregate 16,000,000 shares (“Warrant Shares”) of Common Stock at an exercise price of $4.00 per share, exercisable on or prior to July 31, 2015. On June 4, 2015, the Company and Zhongtou entered into a Termination Agreement to terminate the Zhongtou Subscription Agreement as Zhongtou’s principals have determined to make the investment described in the Zhongtou Subscription Agreement through a different entity, Beijing Xinhua Huifeng Equity Investment Center (Limited Partnership) (“Xinhua”).

On June 4, 2015, the Company and Xinhua entered into a new Subscription Agreement (“Xinhua Subscription Agreement”) on substantially the same terms as the Zhongtou Subscription Agreement (the “Transaction”). Pursuant to the Xinhua Subscription Agreement, if the Company fails to contract with 25,000 new paying merchants by September 30, 2016, the Company shall issue an additional number of shares of Common Stock to Xinhua, equal to 50% of the accumulated number of Warrant Shares exercised and acquired by Xinhua as of September 30, 2016, for no additional consideration (“Make Good Provision”). The Make Good Provision will be available only if Xinhua has exercised the Warrant and acquired more than 8,000,000 Warrant Shares (the “Condition”). Further, the Company shall issue 2,000,000 shares of Common Stock to Xinhua for no additional consideration if the Company fails to publish its full working version of the Moxian mobile application version 2.0 by September 30, 2015, or if the Company fails to uplist to a national securities exchange in the U.S. by June 30, 2017. Xinhua shall also have the right to nominate (i) one member of the Company’s accounting department; and (ii) one member of the board of directors provided that the Condition has been met.

On August 13, 2015, Xinhua and the Company entered into an Amendment Agreement (the “Amendment Agreement”) to amend certain terms under the Xinhua Subscription Agreement between the Company and Xinhua dated June 4, 2015 to September 30, 2015. Pursuant to the Xinhua Subscription Agreement, the Company will issue 4,095,000 shares of the Company’s Common Stock to Xinhua for $8,190,000 and grant the warrant (the “Warrant”) to purchase up to 16,000,000 shares of the Company’s Common Stock on or before July 31, 2015 (the “Expiration Date”) (such transaction, the “Transaction”). Pursuant to the Amendment Agreement (the “First Amendment Agreement”), the closing date of the Transaction was extended to September 30, 2015 and the Expiration Date of the Warrant was extended to September 30, 2015.

On December 16, 2015, the Company entered into a Second Amendment Agreement to the Subscription Agreement (the “Second Amendment Agreement”) with Xinhua. Under the Second Amendment Agreement, the closing date of the transaction was extended again to December 31, 2015 and the Expiration Date of the Warrant was extended to December 31, 2015 as well.

On February 28, 2016, the Company closed the transaction and issued 4,095,010 shares of the Company Common Stock to Xinhua for an aggregate purchase price of $8,190,020, or $2.00 per share, of which $5,505,915 proceeds were received by the Company in fiscal 2015 and included in the subscription payments liability.

Cancellation of shares

On February 22, 2016, Good Eastern Investment Limited (‘GEL’), Stellar Elite Limited (‘SEL’) and Moxian China Limited (‘MCL’), collectively, the Designated Shareholders, entered into a Share Cancellation Agreement (the ‘Agreement’) with the Company. Pursuant to the Agreement, on February 22, 2016, the Designated Shareholders cancelled 47,422,541 shares of the Company common stock which represented 42.93% of our issued and outstanding shares for no consideration. The cancelled shares resulted in GEL, SEL and MCL owning after the share cancellation 9,990,000, 19,830,000 and 17,602,541 shares of common stock or any other securities of the Company respectively.

As of June 30, 2016 and September 30, 2015, there were no warrants or options outstanding to acquire any additional shares of Common Stock of the Company.

Stock reverse split

On May 24, 2016 the Board of Directors approved a reverse stock split of the Company’s issued and outstanding shares of common stock, par value $0.001 per share (the “Common Stock”), at a ratio of 1-for-2 (the “Reverse Stock Split”). The Reverse Stock Split was effective on June 20, 2016 (the “Effective Date”). Simultaneously to the Reverse Stock Split, the number of shares of the Company’s authorized Common Stock was correspondingly reduced from 500,000,000 shares to 250,000,000 shares without changes in par value per share. The Company has retroactively restated all shares and per share data for all the periods presented.

Purchase of Intangible Asset

On January 30, 2015, the Company issued a convertible note in the principal amount of $7,782,000 to REBL for the acquisitions of Moxian IP Samoa and Moxian BVI. On August 14, 2015, $3,981,000 of such note was converted into 1,945,500 shares of the Company’s common stock. On September 30, 2015, the Company issued an additional 1,945,500 shares of its common stock to REBL upon conversion of the remainder portion of the note.

8. Shareholders’ equity

As of December 22, 2015, the number of total outstanding shares is 107,333,472 shares of Common Stock, par value $.001 per share (“Common Stock”) and nil share of Preferred Stock, par value $.001 per share (“Preferred Stock”).

As previously disclosed in the Quarterly Report on Form 10-Q for the period ended March 31, 2015 filed with the Securities and Exchange Commission on May 15, 2015, the Company entered into a subscription agreement (“Zhongtou Subscription Agreement”) with Zhongtou Huifeng Investment Management (Beijing) Co. Ltd. (“Zhongtou”) on April 24, 2015, whereby we agreed to sell an aggregate of 4,095,000 shares of the Company’s Common Stock at a per share price of $2.00 for gross proceeds of $8,190,000 (approximately RMB50,000,000) and to issue to Zhongtou for no additional consideration a warrant (the “Warrant”) to purchase in the aggregate of 16,000,000 shares (“Warrant Shares”) of Common Stock at an exercise price of $4.00 per share, exercisable on or prior to July 31, 2015. On June 4, 2015, the Company and Zhongtou entered into a Termination Agreement to terminate the Zhongtou Subscription Agreement as Zhongtou’s principals have determined to make the investment described in the Zhongtou Subscription Agreement through a different entity, Beijing Xinhua Huifeng Equity Investment Center (Limited Partnership) (“Xinhua”).

On June 4, 2015, the Company and Xinhua entered into a new Subscription Agreement (“Xinhua Subscription Agreement”) on substantially the same terms as the Zhongtou Subscription Agreement (the “Transaction”). Pursuant to the Xinhua Subscription Agreement, if the Company fails to contract with 25,000 new paying merchants by September 30, 2016, the Company shall issue an additional number of shares of Common Stock to Xinhua, equal to 50% of the accumulated number of Warrant Shares exercised and acquired by Xinhua as of September 30, 2016, for no additional consideration (“Make Good Provision”). The Make Good Provision will be available only if Xinhua has exercised the Warrant and acquired more than 8,000,000 Warrant Shares (the “Condition”). Further, the Company shall issue 2,000,000 shares of Common Stock to Xinhua for no additional consideration if the Company fails to publish its full working version of the Moxian mobile application version 2.0 by September 30, 2015, or if the Company fails to uplist to a national securities exchange in the U.S. by June 30, 2017. Xinhua shall also have the right to nominate (i) one member of the Company’s accounting department; and (ii) one member of the board of directors provided that the Condition has been met.

On August 13, 2015, Xinhua and the Company entered into an Amendment Agreement (the “Amendment Agreement”) to amend certain terms under the Xinhua Subscription Agreement between the Company and Xinhua dated June 4, 2015 to September 30, 2015. Pursuant to the Xinhua Subscription Agreement, the Company will issue 4,095,000 shares of the Company’s Common Stock to Xinhua for $8,190,000 and grant the warrant (the “Warrant”) to purchase up to 16,000,000 shares of the Company’s Common Stock on or before July 31, 2015 (the “Expiration Date”) (such transaction, the “Transaction”). Pursuant to the Amendment Agreement (the “First Amendment Agreement”), the closing date of the Transaction was extended to September 30, 2015 and the Expiration Date of the Warrant was extended to September 30, 2015. As of the date of this Annual Report, the Transaction has not closed yet and there are no shares or warrants issued to Xinhua.

On August 14, 2015, the Company issued an aggregate of 4,292,472 shares of Common Stock to Ace Keen Limited, Jet Key Limited, Morolling International HK Limited, and Shenzhen Bayi Consulting Co., Ltd (the “Noteholders”) as a result of the conversion of $8,584,944 of convertible promissory notes held by the Noteholders at $2.00 per share.

On August 14, 2015, due to the VWAP of 30 trading day prior to August 14, 2015 is higher than $2.00, which triggered the clause of conversion under the convertible promissory note (the “Rebel Note”) in the principal amount of $7,782,000 issued to REBL dated January 30, 2015, the Company provided a notice of conversion to REBL and elected to convert the amount of $3,891,000 under the Rebel Note into 1,945,500 shares of the Company’s Common Stock at the conversion price of $2.00.

On September 30, 2015, the Company notified REBL that it elected to cause it to convert the remainder of the Rebel Note into 1,945,000 shares of Common Stock (“September Conversion”). After the August Conversion and September Conversion, the entire Rebel Note was converted into the total of 3,891,000 shares of the Common Stock without any balance outstanding.

As of September 30, 2015, there were no warrants or options outstanding to acquire any additional shares of Common Stock of the Company.